Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	148,485,437.86	12,559
Yield Supplement Overcollateralization Amount 02/28/18	2,640,768.99	0
Receivables Balance 02/28/18	151,126,206.85	12,559
Principal Payments	7,727,757.56	237
Defaulted Receivables	315,155.43	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	2,417,508.42	0
Pool Balance at 03/31/18	140,665,785.44	12,300

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	19.00%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	31.51

Delinquent Receivables:
Past Due 31-60 days	2,706,132.63	174
Past Due 61-90 days	606,457.43	40
Past Due 91-120 days	152,977.72	15
Past Due 121+ days	0.00	0
Total	3,465,567.78	229

Total 31+ Delinquent as % Ending Pool Balance	2.46%

Recoveries	223,161.41

Aggregate Net Losses/(Gains) - March 2018	91,994.02

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	0.74%
Second Prior Net Losses Ratio	0.48%
Third Prior Net Losses Ratio	0.87%
Four Month Average	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.50%

Flow of Funds	$ Amount

Collections	8,440,939.30
Advances	(3,902.95)
Investment Earnings on Cash Accounts	11,174.35
Servicing Fee	(125,938.51)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,322,272.19

Distributions of Available Funds
(1) Class A Interest	170,043.35
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	594,893.81
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,224,758.61
(7) Distribution to Certificateholders	307,399.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,322,272.19

Servicing Fee	125,938.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 03/15/18	141,260,679.25
Principal Paid	7,819,652.42
Note Balance @ 04/16/18	133,441,026.83

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2a
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2b
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-3
Note Balance @ 03/15/18	42,040,679.25
Principal Paid	7,819,652.42
Note Balance @ 04/16/18	34,221,026.83
Note Factor @ 04/16/18	16.7750132%

Class A-4
Note Balance @ 03/15/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	84,410,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	14,810,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	195,220.35
Total Principal Paid	7,819,652.42
Total Paid	8,014,872.77

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.77660%
Coupon	2.05660%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	46,945.43
Principal Paid	7,819,652.42
Total Paid to A-3 Holders	7,866,597.85

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2764299
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0725446
Total Distribution Amount	11.3489745

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2301247
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.3316295
Total A-3 Distribution Amount	38.5617542

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	76.08
Noteholders' Principal Distributable Amount	923.92

Account Balances	$ Amount

Advances
Balance as of 02/28/18	32,656.52
Balance as of 03/31/18	28,753.57
Change	(3,902.95)

Reserve Account
Balance as of 03/15/18	1,806,189.65
Investment Earnings	2,120.19
Investment Earnings Paid	(2,120.19)
Deposit/(Withdrawal)	-
Balance as of 04/16/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65